Income Taxes - Operating loss carryfoward (Details) - USD ($) $ in Millions	Jan. 01, 2018	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Percentage of income that can be offset	80.00%
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards		$ 128.7
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards		$ 121.9